Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
December 31, 2024

Dates Covered
Collections Period	12/01/24 - 12/31/24
Interest Accrual Period	12/16/24 - 01/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/24	1,022,850,814.49	40,772
Yield Supplement Overcollateralization Amount 11/30/24	80,751,402.34	0
Receivables Balance 11/30/24	1,103,602,216.83	40,772
Principal Payments	38,055,449.54	1,013
Defaulted Receivables	1,858,738.23	52
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/24	76,867,508.41	0
Pool Balance at 12/31/24	986,820,520.65	39,707

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.04%
Prepayment ABS Speed	1.79%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	9,364,344.40	327
Past Due 61-90 days	3,069,372.43	105
Past Due 91-120 days	753,317.17	27
Past Due 121+ days	0.00	0
Total	13,187,034.00	459

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	673,823.48
Aggregate Net Losses/(Gains) - December 2024	1,184,914.75
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.29%
Prior Net Losses/(Gains) Ratio	0.57%
Second Prior Net Losses/(Gains) Ratio	0.79%
Third Prior Net Losses/(Gains) Ratio	0.21%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	8,881,384.69
Actual Overcollateralization	8,881,384.69
Weighted Average Contract Rate	6.71%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	57.59

Flow of Funds	$ Amount
Collections	44,925,686.27
Investment Earnings on Cash Accounts	16,486.50
Servicing Fee	(919,668.51)
Transfer to Collection Account	-
Available Funds	44,022,504.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,763,468.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	8,664,636.51
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,881,384.69
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,338,272.87

Total Distributions of Available Funds	44,022,504.26

Servicing Fee	919,668.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 12/16/24	1,013,645,157.16
Principal Paid	35,706,021.20
Note Balance @ 01/15/25	977,939,135.96

Class A-1
Note Balance @ 12/16/24	28,595,157.16
Principal Paid	28,595,157.16
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2a
Note Balance @ 12/16/24	200,000,000.00
Principal Paid	3,051,872.98
Note Balance @ 01/15/25	196,948,127.02
Note Factor @ 01/15/25	98.4740635%

Class A-2b
Note Balance @ 12/16/24	266,000,000.00
Principal Paid	4,058,991.06
Note Balance @ 01/15/25	261,941,008.94
Note Factor @ 01/15/25	98.4740635%

Class A-3
Note Balance @ 12/16/24	403,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	403,000,000.00
Note Factor @ 01/15/25	100.0000000%

Class A-4
Note Balance @ 12/16/24	61,570,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	61,570,000.00
Note Factor @ 01/15/25	100.0000000%

Class B
Note Balance @ 12/16/24	36,320,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	36,320,000.00
Note Factor @ 01/15/25	100.0000000%

Class C
Note Balance @ 12/16/24	18,160,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	18,160,000.00
Note Factor @ 01/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,978,210.19
Total Principal Paid	35,706,021.20
Total Paid	39,684,231.39

Class A-1
Coupon	5.36900%
Interest Paid	127,939.50
Principal Paid	28,595,157.16
Total Paid to A-1 Holders	28,723,096.66

Class A-2a
Coupon	4.78000%
Interest Paid	796,666.67
Principal Paid	3,051,872.98
Total Paid to A-2a Holders	3,848,539.65

Class A-2b
SOFR Rate	4.59757%
Coupon	5.06757%
Interest Paid	1,123,311.35
Principal Paid	4,058,991.06
Total Paid to A-2b Holders	5,182,302.41

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2862833
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.4957013
Total Distribution Amount	32.7819846

A-1 Interest Distribution Amount	0.5673592
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	126.8077923
Total A-1 Distribution Amount	127.3751515

A-2a Interest Distribution Amount	3.9833334
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	15.2593649
Total A-2a Distribution Amount	19.2426983

A-2b Interest Distribution Amount	4.2229750
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	15.2593649
Total A-2b Distribution Amount	19.4823399

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	242.66
Noteholders' Third Priority Principal Distributable Amount	508.60
Noteholders' Principal Distributable Amount	248.74

Account Balances	$ Amount
Reserve Account
Balance as of 12/16/24	3,026,385.22
Investment Earnings	11,271.32
Investment Earnings Paid	(11,271.32)
Deposit/(Withdrawal)	-
Balance as of 01/15/25	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22